Summary of employee benefits expense (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total		$ 2,191,132	$ 5,267,246	$ 4,411,926
Directors [member]
IfrsStatementLineItems [Line Items]
Short term Salary & fees		636,495
Short term Cash bonus & non-monetary benefits		263,367
Short term Annual leave accrual	[1]	6,287
Post-employment Super-annuation		38,500
Other long term Long service leave accrual	[2]	$ 4,782
Share-based payments Performance Rights	[3]	53,333
Share-based payments Performance Rights	[3]	$ 389,429
Total		$ 1,392,193

[1]	Represents accounting adjustments for accrued annual leave.
[2]	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.
[3]	The fair value of the performance rights is calculated in accordance with IFRS 2 Share-based Payments for non-market performance conditions. The value disclosed is the portion of the grant-date fair value of the performance rights recognised as an expense in each reporting period.